UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds

(Exact name of registrant as specified in charter)

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

 (Address of principal executive offices)                            (Zip code)

Harvey Neiman

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31, 2004

Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Neiman Enhanced Dividend Fund

ANNUAL REPORT

March 31, 2004

Neiman Enhanced Dividend Fund

Annual Report

March 31, 2004

Dear Shareholders:

We have now completed our first full year of operations. We feel confident that we have consistently adhered to our stated disciplined style of investing - the purchase of dividend paying securities and selling call options on those stocks.

Our Fund began on April 1, 2003, at a share price (NAV) of $20.00 per share. The share price (NAV) on March 31, 2004, was $20.96. In addition, our fund made a dividend distribution to shareholders on December 29, 2003, in the amount of $0.1137 per share. The total return per share (including dividends) for the fiscal year was 5.36%. The S&P 500 Index had a gain of 34.99% (adjusted for dividends and splits) for the same period.

In the recent calendar quarter (January 1, 2004 through March 31, 2004), our share price declined by 0.29%. The S&P 500 Index gained 1.29% (adjusted for dividends and splits) during the same period. In our opinion, the stock market was quite volatile during that period. That appears to be the continuing pattern at the time of this writing.

The question our shareholders might ask is whether the lower return of our fund in comparison to our benchmark should be a cause of concern. We are certainly aware of the market's performance, but we do not feel that comparing our Fund to traditional benchmarks should be the critical measure. We are more concerned with the stability of our Fund. That is the guiding focus by which we manage it.

We would like to make three critical points that we feel are more important than short-term performance measures. First, we continually take the position that the primary goal of our Fund is to preserve and protect our investors' capital. We attempt to accomplish this in the midst of a continually changing economic and market environment.

Second, we feel it is important to attempt to minimize or reduce  the extreme up and down fluctuations of our share price (NAV). During our first twelve months our Fund had a low price share price of $19.67 and a high price of $21.27. Thus, looking at the mid-point between those two prices ($20.47), our Fund had a price swing of plus or minus 3.9% for the year. During the same twelve month period the S&P 500 Index had a low closing quote of 858.48 and a high closing quote of 1157.76. Looking at the mid-point of those two quotes (1008.12), the S&P 500 Index had a price swing of plus or minus 14.8%. In our opinion, we were able to reduce price fluctuations by investing only in dividend paying securities and by selling call options on those stocks. The receipt of cash from dividends and the extra cash from option premiums helped reduce losses on the downside. The option exercise prices also reduced price swings on the upside.

2004 Annual Report  1

Finally, we again point out that the stated mission of our Fund is to create cash flows for our shareholders. Price appreciation and capital gains are only a secondary objective. By gathering cash from dividends and from option premiums, we were able to make our first cash distribution to shareholders in December, 2003. It is our intention and hope to be able to make cash distributions to shareholders at least twice annually.

A brief comment on portfolio turnover. Our financial statements indicate that our Fund had a Portfolio Turnover Rate of 215.61%. This does not mean that our Fund had over 200% change in the make up of our portfolio during the first twelve months. This statistic means that we had a dollar volume of buys and sells (whichever is lower is used in the calculation) during the year totaling more than twice the average portfolio market value (excluding short-term investments) of our Fund. This was primarily the result of many of our stocks having been "called" away by exercise of the option contracts we wrote. In most cases, we just repurchased the same stocks, because we feel that the equities in our portfolio meet our stated criteria. We intend to reduce the rate of turnover in the future by selling options contracts that have longer periods before expiration.

We continually monitor the financial stability of companies whose shares we hold in our portfolio. We select firms with potential for ever increasing dividends and enhanced call option premiums. In the real world, the economy and markets do not always perform as we would like. But, we feel and hope that our discipline is appropriate to reduce the effects of bad markets, while enjoying benefits when the markets are more cooperative.

We thank you for your investment and for your confidence in us.

Harvey Neiman

President

2004 Annual Report  2

NEIMAN ENHANCED DIVIDEND FUND

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE ONE YEAR PERIOD ENDED

MARCH 31, 2004

3/31/04 NAV $20.96

Average Annual
             Total Return(A)

Neiman Enhanced Dividend Fund

                    5.36%

S&P 500(B)

       34.99%

(A)Average annual total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  3

Neiman Enhanced Dividend Fund
			Schedule of Investments
			March 31, 2004
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Asset Backed Securities
1,200	Bank One Corp.*	$ 65,424
1,500	J.P. Morgan Chase & Co.*	62,925
		128,349	6.81%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
1,800	H.J. Heinz Co.	67,122	3.56%

Construction Machinery & Equipment
1,000	Caterpillar, Inc.*	79,070	4.20%

Electric & Other Services
900	Exelon Corp.*	61,983	3.29%

Electric Services
1,800	Southern Co.*	54,900	2.91%

Electronic & Other Electrical
2,000	General Electric Co.*	61,040	3.24%

Food and Kindred Products
1,200	Altria Group*	65,340
2,100	Campbell Soup Co.	57,267
		122,607	6.51%

Lumber & Wood Products
1,000	Weyerhauser Co.*	65,500	3.48%

Motor Vehicles & Passenger Car
1,500	General Motors Corp.*	70,650	3.75%

National Commercial Banks
1,200	Bank of America Corp.*	97,176
1,200	Citigroup, Inc.	62,040
1,200	Wells Fargo	68,004
		227,220	12.06%

Paper Mills
1,500	International Paper*	63,390	3.36%

Petroleum Refining
800	Chevron Texaco Corp.*	70,224
1,500	Exxon Mobil*	62,385
		132,609	7.04%

Pharmaceutical Preparations
2,100	Bristol Myers Squibb Co. *	50,883	2.70%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,400	duPont (E.I) deNemours & Co.*	59,108	3.14%

Retail Department Stores
2,000	May Department Stores	69,160
1,000	Sears, Roebuck & Co.*	42,960
		112,120	5.95%

Search, Detection, Navigation, Guidance, Aeronautical Systems
1,800	Raytheon Co.*	56,412	2.99%

Total for Common Stock (Cost $1,427,012)		1,412,963	74.99%

UNIT INVESTMENT TRUSTS
2,000	DIAMONDS Trust* (Cost $212,140)	$ 207,840	11.03%

Total for Unit Investment Trusts		207,840	11.03%

Cash Equivalents
462,622	First American Prime Obligation Fund	462,622	24.55%
	Class-S Rate .38% ** (Cost $462,622)

	Total Investments	2,083,425	110.57%
	(Identified Cost $2,101,774)

	Liabilities in excess of Other Assets	(199,153)	-10.57%

	Net Assets	$ 1,884,272	100.00%

* Portion of the Security is pledged as collateral for call options written.
** Variable Rate Security; The coupon rate shown represents the rate at
March 31, 2004.

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  4

Neiman Enhanced Dividend Fund
			Schedule of Investments
			March 31, 2004
Shares/Principal Amount		Market Value	% of Assets

CALL/PUT OPTIONS WRITTEN
	Shares Subject
Underlying Security	to Call	Fair Value
Expiration Date/Exercise Price

Altria Group
June 2004 Calls @ 55.00	600	$ 1,230
January 2005 Calls @ 60.00	600	1,140
		2,370

Bank of America Corp.
May 2004 Calls @ 85.00	400	280
January 2005 Calls @85.00	400	1,320
		1,600

Bank One Corp.
April 2004 Calls @ 55.00	600	420
January 2005 Calls @ 60.00	600	1,410
		1,830

Bristol Myers Squibb Co,
September 2004 Calls @ 32.50	700	70

Caterpillar, Inc.
May 2004 Calls @ 85.00	400	400

Chevron Texaco Corp.
June 2004 Calls @ 90.00	400	600

Diamonds Trust
April 2004 Calls @ 107.00	1,000	150
April 2004 Calls @ 108.00	1,000	100
		250

Dupont E.I. Denemours & Co.
July 2004 Calls @ 47.50	800	240

Exelon Corp.
July 2004 Calls @ 65.00	300	1,350

Exxon Mobil
July 2004 Calls @ 42.50	500	625

General Electric Co.
June 2004 Calls @ 32.50	900	405

General Motors Corp.
June 2004 Calls @ 55.00	400	80

International Paper
July 2004 Calls @ 42.50	500	975

J.P. Morgan Chase & Co.
June 2004 Calls @ 40.00	1,000	2,750

Raytheon Co.
May 2004 Calls @ 32.50	600	330

Sears Roebuck & Co.
April 2004 Calls @ 45.00	1,000	350

Southern Co.
May 2004 Calls @ 30.00	1,800	1,530

Weyerhaeuser Co.
April 2004 Calls @ 65.00	1,000	1,300

Total (Premiums Received $26,794)(Note 9)		$ 17,055

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  5

Neiman Enhanced Dividend Fund
Statement of Assets and Liabilities
March 31, 2004

Assets:
Investment Securities at Market Value	$ 2,083,425
(Identified Cost $2,101,774)
Cash	2,446
Receivables:
Dividends and Interest	3,297
Total Assets	2,089,168
Liabilities
Accrued Expenses	19,978
Accrued Fund Accounting and Trnasfer Agency Fees	1,791
Accrued Advisory Fees	9
Payable For Securities Purchased	166,063
Covered Call Options Written (premiums received $26,794)	17,055
Total Liabilities	204,896
Net Assets	$ 1,884,272
Net Assets Consist of:
Paid In Capital	1,802,475
Accumulated Undistributed Net Investment Income	2,302
Realized Gain (Loss) on Investments - Net	88,105
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(8,610)
Net Assets, for 89,903 Shares Outstanding	$ 1,884,272
(Unlimited number of shares authorized without par value)
Net Asset Value and Redemption Price
Per Share ($1,884,272/89,903 shares)	$ 20.96

Statement of Operations
For the year ended March 31, 2004
Investment Income:
Dividends	$ 34,992
Interest	1,833
Total Investment Income	36,825
Expenses: (Note 3)
Investment Adviser Fees	25,123
Administration fees	24,068
Transfer agent fees & accounting	17,470
Legal fees	7,894
Audit fees	12,529
Registration fees	4,928
Custody fees	5,155
Printing and postage expense	2,006
Trustees fees	3,008
Miscellaneous Expense	860
Insurance expense	1,179
Total Expenses	104,220
Less:
Expense Waiver / Expense Reimbursement (Note 3)	(79,097)
Net Expenses	25,123
Net Investment Income	11,702

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Investments	61,337
Realized Gain (Loss) on Options	26,768
Change In Unrealized Appreciation (Depreciation) on Investments	(18,349)
Change In Unrealized Appreciation (Depreciation) on Options	9,739
Net Realized and Unrealized Gain (Loss) on Investments & Options	79,495

Net Increase (Decrease) in Net Assets from Operations	$ 91,197

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  6

Neiman Enhanced Dividend Fund

Statement of Changes in Net Assets
4/1/2003*
to
3/31/2004
From Operations:
Net Investment Income	$ 11,702
Net Realized Gain (Loss) on Investments	61,337
Net Realized Gain (Loss) on Options	26,768
Change in Net Unrealized Appreciation (Depreciation)	(8,610)
Increase (Decrease) in Net Assets from Operations	91,197
From Distributions to Shareholders:
Net Investment Income	(9,400)
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	(9,400)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,873,212
Shares Issued on Reinvestment of Dividends	9,400
Cost of Shares Redeemed	(180,137)
Net Increase from Shareholder Activity	1,702,475

Net Increase (Decrease) in Net Assets	1,784,272

Net Assets at Beginning of Period	100,000
Net Assets at End of Period	$ 1,884,272

Share Transactions:
Issued	93,485
Reinvested	447
Redeemed	(9,029)
Net increase (decrease) in shares	84,903
Shares outstanding beginning of period	5,000
Shares outstanding end of period (Including accumulated	89,903
undistributed net investment income of $2,302)

Financial Highlights
Selected data for a share outstanding throughout the period:	4/1/2003*
to
3/31/2004
Net Asset Value -
Beginning of Period	$ 20.00
Net Investment Income	0.17
Net Gains or Losses on Securities
(realized and unrealized)	0.90
Total from Investment Operations	1.07

Distributions (From Net Investment Income)	(0.11)
Distributions (From Capital Gains)	0.00
Total Distributions	(0.11)

Net Asset Value -
End of Period	$ 20.96
Total Return **	5.36%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	1,884

Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	7.25%
Ratio of Net Investment Income to Average Net Assets	-4.69%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.75%
Ratio of Net Investment Income to Average Net Assets	0.81%

Portfolio Turnover Rate	215.61%

* commencement of operations.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  7

NOTES TO FINANCIAL STATEMENTS

NEIMAN ENHANCED DIVIDEND FUND

March 31, 2004

1.)

ORGANIZATION:

Neiman Enhanced Dividend Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company.  The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is only one series authorized by the Trust. Neiman Capital Management, LLC is the adviser to the Fund (the "Adviser").  The Fund's primary investment objective is to seek income from dividends and premiums from covered call options. Capital appreciation is a secondary objective.  Significant accounting policies of the Fund are presented below:

2.)

SIGNIFICANT ACCOUNTING POLICIES:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

SHARE VALUATION:

The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in

2004 Annual Report  8

Notes to the Financial Statements – continued

the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of Sub-chapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with Neiman Capital Management, LLC  (the "Adviser").  Under the terms of the Investment Advisory Agreement , the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser receives an annual investment management fee from the Fund of 1.75% of the average daily net assets of the Fund. For the year ended March 31, 2004, the Adviser earned management fees totaling $25,123. At March 31, 2004, the Fund owed the Adviser $9.

The Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.75% of its average daily net assets through March 31, 2006. For the year ended March 31, 2004, the Adviser waived and/or reimbursed $79,097 to the Fund.

4.)

RELATED PARTY TRANSACTIONS

Certain officers and directors of Neiman Capital Management, LLC are also officers and/or Trustees of the Trust.  The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for

2004 Annual Report  9

Notes to the Financial Statements – continued

fund accounting and transfer agency services.  An officer and shareholder of MSS also is an officer of the Trust.  For the year ended March 31, 2004, MSS earned $17,470 for fund accounting and transfer agency services.  At March 31, 2004, the Fund owed $1,791 to MSS.

5.)

CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at March 31, 2004 was $1,802,475 representing 89,903 shares outstanding.

6.)

PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,908,886 and $2,331,171, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.)

SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at March 31, 2004 was $2,102,356, and proceeds received from options was $26,794.

At March 31, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                           (Depreciation)               Net Appreciation (Depreciation)

  $35,944                                   ($45,136)                                   ($9,192)

8.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2004, Harvey Neiman and Linda Neiman may be deemed to beneficially own, in the aggregate, 58.42% of the Fund and Trusts for the Thaler family (trustee is Linda Neiman) may be deemed to beneficially own an additional 22.40% of the Fund.

9.) OPTIONS WRITTEN

As of March 31, 2004, the Fund's portfolio securities valued at $853,873 were pledged as collateral for options written by the Fund.

Transactions in options written during the one year period ended March 31, 2004 were as follows:

Number of

Premiums

 Contracts

 Received

Options outstanding at March 31, 2003

  0

           $0

Options written

           699

 $129,318

Options terminated in closing purchase transactions

                       (49)

               ($7,904)

Options expired

           (95)

 ($20,704)

Options exercised

         (400)

 ($73,916)

Options outstanding at March 31, 2004

           155

   $26,794

10.) DISTRIBUTIONS TO SHAREHOLDERS

On December 22, 2003 a distribution of $0.1137 per share was declared.  The dividend was paid on December 29, 2003 to shareholders of record on December 26, 2003.

2004 Annual Report  10

Notes to the Financial Statements – continued

The tax character of distributions paid during the year ended March 31, 2004 was as follows:

Distributions paid from:

Ordinary Income:                                      $     9,400

Short-term Capital Gain                                          0

Long-term Capital Gain                                           0

                                                               $     9,400

As of March 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary

income                                                     $    90,989

Undistributed long-term capital

gain/(accumulated losses)                                      0

Unrealized appreciation/(depreciation)                          (9,192)

                                                                          $    81,797

The difference between book basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

11.) CHANGE IN ACCOUNTANTS

On February 5, 2004, McCurdy & Associates CPA’s, Inc. (“McCurdy”) notified the Fund of its intention to resign as the Fund’s independent auditors upon selection of replacement auditors.  On March 17, 2004, Cohen McCurdy (“Cohen”) was selected to replace McCurdy as the Fund’s auditor for the fiscal year ended March 31, 2004.  The Fund’s selection of Cohen was approved by the Audit Committee.

On April 2, 2004, upon receipt of notice that Cohen was selected as the Fund’s auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy’s report on the Fund’s balance sheet as of March 26, 2003 contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. As of the date stated above, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused the Adviser to make reference to the subject matter of the disagreements in connection with its report on the Fund’s balance sheet for March 26, 2003.

2004 Annual Report  11

Cohen McCurdy

            27955 Clemens Road

Certified Public Accountants

Westlake, Ohio 44145-1139

Phone: (440) 835-8500

Fax: (440) 835-1093

www.cohenmccurdy.com

To The Shareholders and

Board of Trustees

Neiman Enhanced Dividend Fund

                 Report of Independent Registered Public Accounting Firm

We have audited the accompanying statement of assets and liabilities of Neiman Enhanced Dividend Fund,  including the schedule of investments as of March 31, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash owned as of March 31, 2004, by correspondence with the custodian and broker.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Enhanced Dividend Fund as of March 31, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended,  in conformity with accounting principles generally accepted in the United States of America.

Westlake, Ohio

May 20, 2004

2004 Annual Report  12

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2004 Annual Report  13

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed.  Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees

Name, Address(1), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Harvey Neiman(2), 10/7/43	President and Trustee	Since 2003	From 1993 through 1999 Harvey Neiman was a licensed stock broker, serving with Merrill Lynch, later Morgan Stanley Dean Witter, and later AG Edwards. In 1999 he formed Neiman Capital Management LLC, the adviser to the Fund, and he has been managing portfolios since that time.	1	None
Daniel Neiman(2), 1/29/77	Treasurer, Secretary and Trustee	Since 2003	Daniel Neiman has been a manager at Neiman Capital Management LLC since 1999. Prior to 1999 he was a student at Humboldt State University.	1	None

(1)The address of each trustee and officer is c/o Neiman Funds, 6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067.

(2)Harvey Neiman and Daniel Neiman are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Independent Trustees

Name, Address(3), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Darla Clark, 07/27/1950	Independent Trustee	Since 2003	Bank Officer, Senior Vice President of Regents Bank (2001-Present); Bank Officer Scripps Bank (1995-2001).	1	None
Suzanne Cowan Dimeff, 02/03/1953	Independent Trustee	Since 2003	Attorney at Dimeff Law Offices, Tax & Estate Planning Attorney (2000-Present); Attorney at Casey-Gerry Reed and Schenk Law Firm (1989-1999).	1	None
Luke Fairfield, 11/28/1976	Independent Trustee	Since 2003	Chief Financial Officer/ Controller at Southwest Greens, a Construction Co. (2002-Present); Certified Public Accountant/ Supervisor at Considine & Considine, a Certified Public Accounting Firm (1998-2002).	1	None

(3)The address of each trustee is c/o Neiman Funds, 6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067.

2004 Annual Report  14

Board of Trustees

Darla Clark

Suzanne Cowan Dimeff

Luke Fairfield

Daniel Neiman

Harvey Neiman

Investment Adviser

Neiman Capital Management, LLC

6325 La Valle Plateada

PO Box 205

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Cohen McCurdy, Ltd.

27955 Clemens Rd.

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Neiman Enhanced Dividend. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board reviewed the qualifications of its Audit Committee members and determined that there currently was no audit committee financial expert, as defined by the SEC, serving on the Audit Committee. After further discussion the Trustees decided that they are satisfied with their findings and believe that the experience provided by each member of the audit committee together offers the Fund adequate oversight for the Fund’s level of financial complexity and decided that if in the future one were to be required they would hire a qualified individual.

Item 4. Principal Accountant Fees and Services.

(a-d)

The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 3/31/2004	FYE 3/31/2003
Audit Fees	$12,295	$1,500
Audit-Related Fees	$422	$0
Tax Fees	$850	$0
All Other Fees	$510	$0

Nature of Tax Fees: Preparation of tax statements.

Nature of All Other Fees: Review semi-annual report.

(e)

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have direct impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement basis by the audit committee.

(f)

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)

The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant, the registrant’s investment adviser (not-sub adviser), and any entity controlling , controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Related Fees	FYE 3/31/2004	FYE 3/31/2003
Registrant	$1,360	$0
Registrant’s Investment Adviser	$0	$0

(h)

Not applicable. The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.

Not applicable. Schedule filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable to open-end investment companies.

Item 8.  Purchases of Equity Securities by Closed-End Funds.

Not applicable to open-end investment companies.

Item 9.  Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 10.  Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal half-year that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a) (1)

Any code of ethics or amendment thereto. Filed herewith.

(a) (2)

Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certificate pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Furnished

      herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By : /s/ Harvey Neiman

Harvey Neiman

President

Date: 6/7/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Harvey Neiman

Harvey Neiman

President

Date: 6/7/04

By : /s/ Daniel Neiman

Daniel Neiman

Chief Financial Officer

Date: 6/7/04